UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance California Municipals Fund                                                                                          as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.9%

Principal
Amount
(000’s omitted)	Security	Value
	Education — 4.7%
$ 3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$ 3,635,030
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,859,875
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,309,600
		$ 10,804,505
	Escrowed / Prerefunded — 14.2%
2,600	Capistrano Unified School District, Prerefunded to 9/1/09, 5.75%, 9/1/29	2,929,758
1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	1,456,150
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,888,829
5,765	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,352,408
25,975	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/27	10,103,236
		$ 32,730,381
	General Obligations — 4.7%
1,800	California, 5.00%, 6/1/34	1,902,546
1,000	California, 5.25%, 4/1/30	1,076,520
2,250	California, 5.25%, 4/1/34	2,428,762
5,000	California, 5.50%, 11/1/33	5,579,450
		$ 10,987,278
	Hospital — 11.9%
1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	1,059,190
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,164,800
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,410,335
600	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.00%, 7/1/39	623,166
1,590	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/30	1,690,472
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	6,782,880
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,970,564

1

$ 1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	$ 1,562,520
470	Eastern Plumas Health Care District, 7.50%, 8/1/07	479,452
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,736,072
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,065,280
1,500	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,573,110
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,301,675
		$ 27,419,516
	Housing — 1.7%
1,500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 6.50%, 12/1/29	1,509,090
500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 7.25%, 12/1/34	501,515
1,437	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,456,281
432	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	413,981
		$ 3,880,867
	Industrial Development Revenue — 1.9%
2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	2,708,173
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,776,041
		$ 4,484,214
	Insured-Education — 0.7%
1,330	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33 (1)(2)	1,581,769
		$ 1,581,769
	Insured-Electric Utilities — 8.3%
4,100	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14	4,829,964
5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	5,492,350
3,000	Northern California Power Agency, (MBIA), Variable Rate, 10.37%, 7/1/23 (1)(2)	3,510,390
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 10.62%, 7/1/29 (1)(2)	628,940
7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	4,766,735
		$ 19,228,379

2

	Insured-Escrowed/Prerefunded — 2.4%
$ 15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, Escrowed to Maturity, (FSA), 0.00%, 1/1/28	$ 5,571,450
		$ 5,571,450
	Insured-General Obligations — 4.8%
2,500	California, Residual Certificates, (AMBAC), Variable Rate, 12.275%, 10/1/30 (1)(2)	3,179,800
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,249,758
3,300	Puerto Rico, (FSA), Variable Rate, 10.84%, 7/1/27 (1)(2)	4,191,495
1,500	San Diego Unified School District, (MBIA), Variable Rate, 11.495%, 7/1/24 (1)(2)	2,375,775
		$ 10,996,828
	Insured-Hospital — 2.1%
2,550	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	2,743,137
1,640	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 12.253%, 8/15/27 (1)(2)	2,116,305
		$ 4,859,442
	Insured-Lease Revenue / Certificates of Participation — 8.0%
11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	3,452,131
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	3,032,575
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,991,400
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,114,654
13,985	Visalia Unified School District, (MBIA), 0.00%, 12/1/17	6,022,500
		$ 18,613,260
	Insured-Transportation — 5.0%
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33 (3)	5,309,650
2,750	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), 4.50%, 7/1/32 (4)	2,773,155
1,440	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), Variable Rate, 9.995%, 7/1/23 (1)(2)	1,722,010
1,000	Los Angeles County, Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	1,078,670
1,800	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	774,558
		$ 11,658,043

3

	Insured-Water and Sewer — 5.4%
$ 1,670	California Water Resources, (Central Valley), (FGIC), Variable Rate, 10.637%, 12/1/28 (1)(2)	$ 1,837,768
6,500	East Bay Municipal Utility District, (MBIA), 5.00%, 6/1/35	6,991,855
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 8.903%, 4/22/09 (5)	3,595,620
		$ 12,425,243
	Lease Revenue / Certificates of Participation — 14.0%
6,500	California Public Works, (University of California), 5.00%, 6/1/23	6,503,900
5,000	California Public Works, (University of California), 5.25%, 6/1/20 (6)	5,678,850
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,165,009
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,130,187
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,548,977
7,305	Pasadena Parking Facility, 6.25%, 1/1/18	8,582,425
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,670,000
		$ 32,279,348
	Other Revenue — 1.6%
2,500	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	2,722,225
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 11.588%, 10/1/34 (1)(2)	926,380
		$ 3,648,605
	Special Tax Revenue — 9.5%
2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	2,539,875
2,550	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	2,628,005
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,812,462
1,500	Corona-Norco Unified School District Public Financing Authority, 6.125%, 9/1/31	1,577,955
1,275	Fairfield Improvement Bond Act 1915, (North Cordelia District), 7.375%, 9/2/18	1,318,643
600	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	609,696
2,180	Lincoln Public Financing Authority, Improvement Bond Act 1915, (Twelve Bridges), 6.20%, 9/2/25	2,319,433
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,459,515
1,050	Murrieta Valley Unified School District, 6.20%, 9/1/35	1,111,509
955	Roseville Special Tax, 6.30%, 9/1/25	1,023,731
2,300	Santa Margarita Water District, 6.20%, 9/1/20	2,515,464
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	1,020,980
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,021,470
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	939,942
		$ 21,898,680

4

Total Tax-Exempt Investments — 100.9% (identified cost $201,901,737)	$ 233,067,808
Other Assets, Less Liabilities — (0.9)%	$ (2,161,673)
Net Assets — 100.0%	$ 230,906,135

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2005, 36.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 16.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $22,070,632 or 9.6% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	When-issued security.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	588 U.S. Treasury Bond	Short	$ (68,804,497)	$ (69,825,000)	$ (1,020,503)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

5

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$ 201,197,627
Gross unrealized appreciation	$ 31,900,411
Gross unrealized depreciation	(30,230)
Net unrealized appreciation	$ 31,870,181

6

Eaton Vance Florida Municipals Fund                                                                                               as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Principal
Amount
(000’s omitted)	Security	Value
	Escrowed / Prerefunded — 1.3%
$615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	$755,035
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,249,944
		$3,004,979
	General Obligations — 1.0%
1,000	Florida, Variable Rate, 7.41%, 7/1/27 (1) (2)	1,108,650
2,300	Puerto Rico, 0.00%, 7/1/18	1,341,406
		$2,450,056
	Health Care - Miscellaneous — 0.7%
1,612	Osceola County IDA Community Pooled Loan-93, 7.75%, 7/1/17	1,613,322
		$1,613,322
	Hospital — 9.1%
2,795	Cape Canaveral Hospital District, 5.25%, 1/1/28	2,876,111
1,000	Halifax Medical Center, 7.25%, 10/1/24	1,137,460
1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,060,080
2,750	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	2,962,217
1,250	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,331,412
4,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	4,314,880
5,000	Orange County Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/35	5,328,900
2,500	West Orange Healthcare District, 5.80%, 2/1/31	2,670,425
		$21,681,485
	Housing — 1.8%
1,800	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	1,782,882
120	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	119,942
75	Florida Housing Finance Authority, 6.35%, 6/1/14	75,127
970	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	984,366
1,380	Orange County Health System Authority, (Adventist Health System), (AMT), 6.60%, 4/1/28	1,394,669
		$4,356,986

1

	Industrial Development Revenue — 2.0%
$2,585	Broward County, IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$2,438,391
2,385	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,425,140
		$4,863,531
	Insured-Escrowed/Prerefunded — 8.7%
9,225	Dade County, (Baptist Hospital of Miami), Escrowed to Maturity, (MBIA), 5.75%, 5/1/21	10,637,440
3,835	Dade County, Professional Sports Franchise, Escrowed to Maturity, (MBIA), 0.00%, 10/1/23	1,764,062
1,250	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, Prerefunded to 6/1/08, 7.44%, 6/1/26(1)(2)	1,424,837
5,600	St. Lucie Utility System, Escrowed to Maturity, (FGIC), 6.00%, 10/1/20	6,882,960
		$20,709,299
	Insured-General Obligations — 0.6%
900	Puerto Rico, (MBIA), Variable Rate, 11.495%, 7/1/20(1)(3)	1,419,498
		$1,419,498
	Insured-Health Care Miscellaneous — 0.1%
241	Osceola County IDA, Community Provider Pooled Loan Program, (FSA), 7.75%, 7/1/10	245,372
		$245,372
	Insured-Hospital — 8.3%
4,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	4,254,320
1,800	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	1,914,498
9,500	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	11,318,015
2,250	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,419,425
		$19,906,258
	Insured-Housing — 1.3%
3,000	Florida HFA, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	3,064,290
		$3,064,290
	Insured-Lease Revenue / Certificates of Participation — 0.7%
1,100	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 10.235%, 6/1/24(1)(3)	1,567,962
		$1,567,962
	Insured-Special Tax Revenue — 13.5%
2,115	Dade County, Residual Certificates, (AMBAC), Variable Rate, 9.935%, 10/1/35 (1)(3)	2,361,419
1,500	Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,125,495
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	318,481

2

$6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	$1,269,313
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	906,800
10,000	Miami-Dade County, Special Obligation, (MBIA ), 0.00%, 10/1/39	1,716,800
10,055	Miami-Dade County, Special Obligation, (MBIA ), 0.00%, 10/1/40	1,638,362
1,185	Opa-Locka Sales Tax, (FGIC ), 7.00%, 1/1/14	1,201,069
2,610	Orange County Tourist Development, (AMBAC), Variable Rate, 9.79%, 10/1/30 (1)(3)	3,100,080
2,840	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/14	1,992,004
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,673,120
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,633,744
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17	1,528,307
2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	1,154,420
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	3,823,776
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,753,400
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	2,102,960
		$32,299,550
	Insured-Transportation — 15.4%
6,075	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	6,122,385
10,000	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27 (4)	10,074,600
2,900	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 10.616%, 10/1/18 (1)(3)	3,414,663
4,500	Miami-Dade County Expressway Authority, (FGIC), 5.00%, 7/1/33	4,790,115
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,733,240
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	521,378
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	495,473
5,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	5,301,700
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	3,455,130
		$36,908,684
	Insured-Water and Sewer — 15.7%
5,000	Fort Myers Utility, (FGIC), Variable Rate, 8.41%, 10/1/29 (2)	5,901,500
10,675	Marco Island, Utility System, (MBIA), 5.00%, 10/1/33	11,337,384
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,665,950
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,174,820
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	11,547,714
380	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27	388,387
3,375	Tampa Bay Water Utility System, (FGIC), Variable Rate, 6.91%, 10/1/27 (1)(2)	3,608,044
		$37,623,799

3

	Nursing Home — 4.4%
$4,675	Dade County IDA, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	$4,730,819
2,640	Okaloosa County, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	2,408,314
3,500	Orange County Health Facilities Authority, (Westminister Community Care), 6.60%, 4/1/24	3,444,140
		$10,583,273
	Other Revenue — 0.5%
1,000	Capital Trust Agency, (Seminole Tribe Convention), 8.95%, 10/1/33	1,106,500
		$1,106,500
	Senior Living / Life Care — 3.7%
500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	516,420
2,775	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	2,847,649
3,915	North Miami Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	3,664,597
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,777,562
		$8,806,228
	Special Tax Revenue — 6.9%
1,250	Concorde Estates Community Development District, 5.85%, 5/1/35	1,276,025
1,150	Dupree Lakes Community Development District, FL, 5.00%, 11/1/10	1,159,189
990	Fishhawk Community Development District, 6.125%, 5/1/34	1,048,024
240	Gateway Service Community Development District, Special Assessment, 6.50%, 5/1/33	253,927
675	Heritage Harbor South, Community Development District, 6.20%, 5/1/35	715,993
870	Heritage Harbor South, Community Development District, (Capital Improvements), 5.40%, 11/1/08	878,935
495	Heritage Harbor South, Community Development District, (Capital Improvements), 6.50%, 5/1/34	532,793
1,130	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,185,178
355	Longleaf Community Development District, 6.20%, 5/1/09	346,334
1,480	Longleaf Community Development District, 6.65%, 5/1/20	1,381,476
1,015	Northern Palm Beach County, (Water Control and Improvements), 6.00%, 8/1/25	1,048,769
1,000	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	1,012,960
1,670	Sterling Hill, Community Development District, 6.20%, 5/1/35	1,733,627
3,015	University Square Community Development District, 6.75%, 5/1/20	3,191,890
620	Vista Lakes Community Development District, 7.20%, 5/1/32	668,521
		$16,433,641

4

	Transportation — 1.1%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,525,095
		$2,525,095
	Water and Sewer — 2.8%
6,275	Jacksonville Electric Power Authority, Water and Sewer Revenue, 5.25%, 10/1/39	6,709,105
		$6,709,105

	Total Tax-Exempt Investments — 99.6% (identified cost $211,406,637)	$237,878,913
	Other Assets, Less Liabilities — 0.4%	$1,036,845
	Net Assets— 100.0%	$238,915,758

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2005, 64.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 23.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $18,005,153 or 7.5% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
09/05	620 U.S. Treasury Bond	Short	$(72,548,959)	$(73,625,000)	$(1,076,041)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$211,033,940
Gross unrealized appreciation	$27,563,109
Gross unrealized depreciation	(718,136)
Net unrealized appreciation	$26,844,973

6

Eaton Vance Massachusetts Municipals Fund                                                                                 as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal
Amount
(000’s omitted)	Security	Value
	Education — 8.1%
$2,190	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$2,293,872
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	6,251,300
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,048,440
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,058,460
1,700	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	1,806,998
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.25%, 7/1/30	1,183,180
2,000	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	2,067,380
2,000	Massachusetts IFA, (St. Johns High School, Inc.), 5.35%, 6/1/28	2,055,760
		$17,765,390
	Electric Utilities — 4.7%
3,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,898,190
13,230	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	8,292,564
		$10,190,754
	Escrowed / Prerefunded — 10.3%
240	Massachusetts Bay Transportation Authority, Sales Tax, Prerefunded to 7/01/10, 5.50%, 7/1/30	267,386
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	22,247,800
		$22,515,186
	Hospital — 9.8%
1,000	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	1,074,610
3,050	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	3,065,250
2,600	Massachusetts HEFA, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,842,606
915	Massachusetts HEFA, (Jordan Hospital), 6.875%, 10/1/15	934,032
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.25%, 7/1/29	1,050,560
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.75%, 7/1/32	1,116,610
4,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/08	3,614,920
9,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/09	7,819,740
		$21,518,328

1

	Industrial Development Revenue — 1.0%
$2,155	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,262,427
		$2,262,427
	Insured-Education — 9.6%
2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	2,996,850
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	6,037,350
3,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	3,504,360
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	3,018,792
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,079,250
1,150	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 7.67%, 10/1/27 (1)(2)	1,281,882
2,000	Massachusetts HEFA, (UMass Worcester Campus), (FGIC), 5.25%, 10/1/31	2,163,400
800	University of Massachusetts Building Authority, (AMBAC), 5.125%, 11/1/34	862,264
		$20,944,148
	Insured-Electric Utilities — 1.1%
2,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 10.814%, 7/1/29 (1)(3)	2,515,760
		$2,515,760
	Insured-Escrowed/Prerefunded — 2.4%
1,500	Massachusetts State Special Obligation - Convention Center, (FGIC), Prerefunded to 1/01/14, 5.25%, 1/1/29	1,682,820
3,000	Massachusetts State Special Obligation, (FGIC), Prerefunded to 1/01/14, 5.00%, 1/1/34	3,311,070
200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	222,478
		$5,216,368
	Insured-General Obligations — 5.0%
960	Ashland, (AMBAC), 4.75%, 5/15/29	993,245
960	Ashland, (AMBAC), 4.75%, 5/15/33	989,347
2,600	Ipswich, (FGIC), 5.00%, 11/15/19	2,821,624
3,000	Massachusetts, (AMBAC), Variable Rate, 11.455%, 8/1/30 (1)(3)	5,035,320
500	Plymouth, (MBIA), 5.25%, 10/15/20	547,590
400	Puerto Rico, (MBIA), Variable Rate, 11.495%, 7/1/20 (1)(3)	630,888
		$11,018,014
	Insured-Hospital — 2.9%
3,000	Massachusetts HEFA, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35 (4)	3,009,540

2

$2,800	Massachusetts HEFA, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 10.27%, 6/23/22 (2)	$3,279,416
		$6,288,956
	Insured-Lease Revenue / Certificates of Participation — 4.0%
7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	7,970,175
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 10.235%, 6/1/24 (1)(3)	855,252
		$8,825,427
	Insured-Other Revenue — 2.5%
2,894	Massachusetts Development Finance Agency, WGBH Foundation, (AMBAC), Variable Rate, 12.204%, 1/1/42 (1)(3)	5,281,766
120	Massachusetts HEFA, (Capital Assets), (MBIA), 7.20%, 7/1/09	120,475
		$5,402,241
	Insured-Special Tax Revenue — 4.3%
1,000	Martha’s Vineyard Land Bank, (AMBAC), 4.50%, 5/1/24	1,023,020
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,068,770
4,620	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,894,428
2,365	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	2,520,404
		$9,506,622
	Insured-Transportation — 6.8%
19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	6,700,160
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,199,560
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,060,340
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	1,060,340
665	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36 (1)(3)	837,468
		$14,857,868
	Insured-Water and Sewer — 1.2%
2,500	Massachusetts Water Resources Authority, (MBIA), 5.00%, 8/1/35	2,703,975
		$2,703,975
	Nursing Home — 2.6%
2,400	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	2,413,080
3,225	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,242,286
		$5,655,366
	Other Revenue — 0.9%
1,485	Puerto Rico Infrastructure Financing Authority, Variable Rate, 11.588%, 10/1/34 (1)(3)	1,965,249
		$1,965,249

3

	Pooled Loans — 1.0%
$2,000	New England Educational Loan Marketing Corp., (AMT), 6.90%, 11/1/09	$2,132,840
		$2,132,840
	Senior Living / Life Care — 0.8%
1,805	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	1,816,371
		$1,816,371
	Solid Waste — 1.5%
3,250	Massachusetts IFA, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	3,345,940
		$3,345,940
	Special Tax Revenue — 6.8%
1,500	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/30	1,701,015
6,880	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/31	7,810,795
5,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/34	5,330,100
		$14,841,910
	Transportation — 2.6%
4,330	Massachusetts Bay Transportation Authority, Variable Rate, 7.42%, 3/1/27 (1)(2)	4,738,103
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,062,200
		$5,800,303
	Water and Sewer — 9.8%
9,725	Boston, IDA, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15 (5)(6)	9,757,190
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,754,842
3,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	3,255,720
4,165	Massachusetts Water Resources Authority, 5.25%, 12/1/15	4,703,451
		$21,471,203
	Total Tax-Exempt Investments — 99.7% (identified cost $195,365,920)	$218,560,646
	Other Assets, Less Liabilities — 0.3%	$626,313
	Net Assets— 100.0%	$219,186,959

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by Massachusetts municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2005, 39.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 13.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $23,141,688 or 10.6% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(4)	When-issued security.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	565 U.S. Treasury Bond	Short	$(66,015,114)	$(67,093,750)	$(1,078,636)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$194,683,771
Gross unrealized appreciation	$23,876,875
Gross unrealized depreciation	—
Net unrealized appreciation	$23,876,875

5

Eaton Vance Mississippi Municipals Fund                                                                                       as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal
Amount
(000’s omitted)	Security	Value
	Electric Utilities — 1.3%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$254,367
		$254,367
	Escrowed / Prerefunded — 13.1%
2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	1,696,025
250	Mississippi, Prerefunded to 11/1/11, 5.00%, 11/1/21	275,432
470	University of Mississippi Educational Building Corp., Prerefunded to 6/1/06, 6.20%, 6/1/16	494,609
		$2,466,066
	General Obligations — 1.4%
250	Puerto Rico, 5.00%, 7/1/34	263,330
		$263,330
	Hospital — 3.8%
500	Jones County, (South Central Regional Medical Center), 5.50%, 12/1/17	507,495
200	Mississippi Hospital Equipment and Facilities Authority, (Rush Medical Foundation), 6.00%, 1/1/22	207,682
		$715,177
	Housing — 1.3%
155	Mississippi Home Corp., Single Family, (GNMA), (AMT), 6.625%, 4/1/27	158,280
90	Mississippi Home Corp., Single Family, (GNMA), (AMT), 7.55%, 12/1/27	92,503
		$250,783
	Industrial Development Revenue — 7.0%
200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	246,350
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	181,317
350	Mississippi Business Finance Corp., (E.I. DuPont deNemours), (AMT), 7.15%, 5/1/16	359,485
200	Warren County, (International Paper), (AMT), 4.40%, 3/1/15	200,616
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	332,106
		$1,319,874

1

	Insured-Bond Bank — 6.4%
$500	Mississipi Development Bank, (FSA), 5.25%, 10/1/30	$549,685
585	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	651,152
		$1,200,837
	Insured-Education — 12.0%
750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	794,250
250	Mississippi State University Educational Building Corp., Facilities Renovation, (FGIC), 4.50%, 8/1/29	252,202
500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	571,025
100	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	102,159
500	Southern Mississippi University Educational Building Corp., (AMBAC), 5.00%, 3/1/21	534,650
		$2,254,286
	Insured-Electric Utilities — 4.1%
350	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/20	397,478
100	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (1)(2)	152,454
100	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/16	115,861
85	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 10.624%, 7/1/29 (1)(2)	106,920
		$772,713
	Insured-Escrowed/Prerefunded — 4.9%
180	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	191,570
500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	554,905
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	166,305
		$912,780
	Insured-General Obligations — 8.5%
500	Hinds County, (MBIA), 6.25%, 3/1/11	578,610
500	Lamar County School District, (FGIC), 4.375%, 6/1/25	501,385
85	Mississippi, (FSA), Variable Rate, 11.495%, 11/1/21 (1)(2)	127,809
100	Puerto Rico, (FSA), 5.125%, 7/1/30	107,052
220	Puerto Rico, (FSA), Variable Rate, 10.84%, 7/1/27 (1)(2)	279,433
		$1,594,289
	Insured-Hospital — 11.7%
750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	759,465
600	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12 (3)	654,564

2

$250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27	$269,983
500	Mississippi Hospital Equipment and Facilities Authority, (Mississippi Baptist Medical Center), (MBIA), 6.00%, 5/1/13	511,290
		$2,195,302
	Insured-Lease Revenue / Certificates of Participation — 1.5%
200	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 10.235%, 6/1/24 (1)(2)	285,084
		$285,084
	Insured-Special Tax Revenue — 1.3%
200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	243,304
		$243,304
	Insured-Transportation — 8.4%
500	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	530,230
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	269,295
350	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	369,740
175	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	185,560
200	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	217,290
		$1,572,115
	Insured-Water and Sewer — 10.3%
300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	328,107
600	Harrison County, Wastewater Management and Solid Waste, (FGIC), 4.75%, 2/1/27	611,982
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	463,475
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	267,138
250	Mississippi Development Bank, (Waste Water Treatment), (FSA), 5.00%, 2/1/28	264,785
		$1,935,487
	Nursing Home — 1.3%
290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	240,976
		$240,976

3

	Transportation — 1.4%
$250	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$261,830
		$261,830
	Total Tax-Exempt Investments — 99.7% (identified cost $17,223,198)	$18,738,600
	Other Assets, Less Liabilities — 0.3%	$65,569
	Net Assets — 100.0%	$18,804,169

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 69.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 20.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $951,700 or 5.1% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/05	30 U.S. Treasury Bond	Short	$(3,500,029)	$(3,562,500)	$(62,471)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$17,063,636
Gross unrealized appreciation	$1,712,623
Gross unrealized depreciation	(37,659)
Net unrealized appreciation	$1,674,964

5

Eaton Vance National Municipals Fund                                                                                             as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.0%

Principal Amount (000’s omitted)	Security	Value
	Cogeneration — 2.5%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,624,231
6,100	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,191,927
21,950	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	22,331,491
5,300	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	5,336,835
5,000	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	5,034,750
		$61,519,234
	Education — 0.9%
4,130	California Educational Facilities Authority, (Stanford University), Variable Rate, 11.035%, 6/1/27 (1)	4,880,999
15,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	15,984,000
		$20,864,999
	Electric Utilities — 4.0%
13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	14,434,030
9,000	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	9,778,950
13,000	Connecticut Development Authority, (Western Massachusetts Electric), 5.85%, 9/1/28	14,125,150
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,204,160
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,096,850
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,976,720
5,500	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	5,943,465
13,800	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	14,912,694
20,400	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	22,044,852
		$97,516,871

	Escrowed / Prerefunded — 12.6%
$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,219,816
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,191,905
119,070	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/24	49,991,539
215,825	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22 (2)	99,143,530
11,175	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	5,133,460
4,960	Delaware County, PA, IDA, (Glen Riddle), Prerefunded to 9/1/05, (AMT), 8.625%, 9/1/25	5,154,978
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	44,862,937
8,390	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	8,784,917
7,460	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	8,773,557
5,675	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,199,313
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	67,841,000
		$304,296,952
	General Obligations — 9.6%
61,260	California, 4.75%, 6/1/35	62,496,839
5,000	California, 5.00%, 6/1/34	5,284,850
16,000	California, 5.25%, 11/1/29	17,363,680
20,000	California, 5.25%, 2/1/30	21,525,400
9,875	California, 5.50%, 11/1/33	11,019,414
14,200	California, (AMT), 5.05%, 12/1/36	14,792,282
14,000	Georgia, 2.00%, 12/1/23	10,321,920
30,375	New York, NY, 5.00%, 6/1/23	32,417,719
4,705	New York, NY, 5.00%, 11/1/25	4,991,111
7,000	New York, NY, 5.00%, 4/1/26	7,435,260
4,735	New York, NY, Variable Rate, 10.34%, 6/1/28 (1)(3)	5,874,620
16,175	Puerto Rico, Variable Rate, 8.386%, 7/1/29 (3)(4)	21,816,840
10,900	South Carolina, 3.00%, 8/1/21	9,387,080
10,000	South Carolina, 3.00%, 8/1/22	8,497,800
		$233,224,815
	Health Care-Miscellaneous — 0.3%
1,555	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	1,519,810
3,072	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	3,055,763

$3,295	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36	$3,329,548
		$7,905,121
	Hospital — 4.0%
12,600	California Health Facilities Authority, (Cedars Sinai Medical Center), Variable Rate, 9.774%, 12/1/34 (3)(4)	14,856,786
4,700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/27	4,924,284
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	13,565,760
20,000	Maryland HEFA, (Johns Hopkins Hospital), 5.00%, 5/15/37	21,339,800
4,515	Massachusetts HEFA, (Partners Healthcare System), 5.25%, 7/1/29	4,743,278
7,750	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	8,012,182
3,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,976,035
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,113,480
3,075	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (5)	307,500
7,750	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	7,776,892
12,500	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 8.41%, 11/15/27 (3)(4)	14,152,250
		$97,768,247
	Housing — 3.8%
3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), 6.375%, 9/1/32	3,042,480
7,275	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	5,723,097
12,900	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	12,909,546
6,360	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 25.021%, 12/1/29 (3)(4)(6)	6,589,151
600	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 34.318%, 12/1/34 (3)(4)(6)	482,814
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09	17,529,920
10,770	Florida Capital Projects Financing Authority, Student Housing Revenue, (Florida University), 7.85%, 8/15/31	10,668,223
9,610	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,987,176

$1,255	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19 (5)	$974,746
15,145	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	14,708,975
10,590	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	9,893,072
		$91,509,200
	Industrial Development Revenue — 11.7%
10,240	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	8,923,648
7,150	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	7,643,493
10,260	Bedford County, VA, IDA, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,788,595
2,250	Calhoun County, AR, Solid Waste Disposal, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,373,570
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21 (5)	256,460
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,204,880
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,365,920
18,000	Dallas-Fort Worth, TX, International Airport Facility, (American Airlines), 7.25%, 11/1/30	15,152,580
55,500	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (5)	50,193,090
3,500	Effingham County, GA, IDA, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,726,240
12,940	Effingham County, GA, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	12,963,939
6,645	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,936,915
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	27,762,300
12,615	Kenton County, KY, Airport, (Delta Airlines), (AMT), 6.125%, 2/1/22	9,614,648
1,530	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21	1,295,283
4,870	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.50%, 2/1/20	4,387,967
5,000	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,026,450
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	10,474,900
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	15,712,350

$3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	$3,666,215
5,025	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	4,158,740
18,820	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	16,415,369
4,950	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,316,448
17,000	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27 (5)	16,163,430
1,500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (5)	1,426,170
12,500	New York City, NY, IDA, (American Airlines, Inc.), (AMT), 8.50%, 8/1/28	11,929,750
10,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	9,548,200
2,952	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,740,268
1,589	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	1,529,822
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,235,350
		$281,932,990
	Insured-Education — 3.1%
16,500	Massachusetts Development Finance Agency, (Boston University), (AMBAC), 5.00%, 10/1/39	17,589,495
165	Puerto Rico Industrial Tourist Educational Medical and Environmental, DRIVERS, (MBIA), Variable Rate, 249.957%, 7/1/33 (3)(4)	1,201,525
22,675	University of California, (MBIA), 4.75%, 5/15/33	23,462,503
31,000	University of California, (MBIA), 4.75%, 5/15/37	32,051,210
		$74,304,733
	Insured-Electric Utilities — 1.5%
7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	8,218,650
5,500	Intermountain Power Agency, UT, (MBIA), Variable Rate, 15.26%, 7/1/19 (1)(3)	7,061,890
11,000	Memphis, TN, Electric System, (MBIA), Variable Rate, 12.24%, 12/1/17 (1)(3)	15,021,160
6,000	Sacramento, CA, Municipal Electric Utility District, (FSA), Variable Rate, 9.997%, 8/15/28 (1)(3)	7,019,880
		$37,321,580
	Insured-Escrowed/Prerefunded — 1.8%
9,500	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 7.381%, 1/1/20 (3)(4)	11,635,030
20,505	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 7.735%, 1/1/23 (3)(4)	26,078,259
5,000	Umatilla County, OR, School District No. 008R, (MBIA), Prerefunded to 6/15/09, Variable Rate, 7.807%, 6/15/19 (3)(4)	5,834,250
		$43,547,539

	Insured-General Obligations — 3.4%
$9,900	California, (AMBAC), Variable Rate, 11.994%, 5/1/26 (1)(3)	$12,851,388
12,000	California, (MBIA), 4.75%, 3/1/31	12,409,560
11,665	California, RITES, (AMBAC), Variable Rate, 9.98%, 2/1/28 (1)(3)	16,413,705
5,310	Chester, NJ, Board of Education, (FSA), 4.50%, 3/1/35	5,369,950
12,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	5,447,875
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	6,668,555
16,500	Cypress-Fairbanks, TX, Independent School District, (MBIA), 3.50%, 2/15/30	14,084,730
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30 (7)	9,308,400
		$82,554,163
	Insured-Hospital — 0.9%
5,070	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 10.685%, 8/15/38 (1)(3)	7,774,642
8,320	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,940,256
5,000	Wisconsin HEFA, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,335,650
		$22,050,548
	Insured-Housing — 0.6%
13,365	Virgina Housing Development Authority, (MBIA), Variable Rate, 11.251%, 7/1/36 (1)(3)	14,914,939
40	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	41,546
		$14,956,485
	Insured-Lease Revenue / Certificates of Participation — 0.3%
34,180	Anaheim, CA, Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/35	8,147,145
		$8,147,145
	Insured-Miscellaneous — 0.2%
25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	3,708,750
		$3,708,750
	Insured-Special Tax Revenue — 1.4%
13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	5,993,769
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	13,239,719
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,066,200
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	5,932,592
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,431,845
		$33,664,125

	Insured-Transportation — 11.6%
$18,220	Alameda, CA, Corridor Transportation Authority, (MBIA), 0.00%, 10/1/35	$4,287,530
34,800	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	36,448,824
10,000	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	10,597,900
45,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36	47,808,252
5,000	Dallas Fort Worth, TX, International Airport, (FGIC), (AMT), 5.625%, 11/1/21	5,501,900
3,335	Dallas Fort Worth, TX, International Airport, (FSA), (AMT), Variable Rate, 11.259%, 11/1/17 (1)(3)	4,393,129
4,000	Dallas Fort Worth, TX, International Airport, (MBIA), (AMT), Variable Rate, 11.259%, 11/1/19 (1)(3)	5,215,480
2,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.50%, 11/1/20	2,730,575
25,480	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	25,777,097
12,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	12,412,560
17,645	Metropolitan Transportation Authority, NY, (AMBAC), 4.50%, 11/15/34	17,718,403
1,620	Metropolitan Transportation Authority, NY, (MBIA), 4.50%, 11/15/35	1,626,739
17,100	Metropolitan Transportation Authority, NY, (MBIA), 4.75%, 11/15/29	17,817,858
11,275	Metropolitian Transportation Authority, NY, (AMBAC), 4.75%, 11/15/30	11,719,461
10,000	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/29	11,732,700
10,500	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	10,455,480
8,930	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 4/1/25	8,965,899
9,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 9.995%, 7/1/32 (1)(3)	10,592,640
50,000	San Joaquin Hills, CA, Transportation Corridor Agency Toll, (MBIA), 0.00%, 1/15/35	12,092,500
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	23,374,000
		$281,268,927
	Insured-Utilities — 0.5%
10,500	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 7/1/28	10,957,380
		$10,957,380
	Insured-Water and Sewer — 5.2%
11,915	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38	12,352,519
10,135	California Water Resources, (Central Valley), (FGIC), Variable Rate, 10.637%, 12/1/28 (1)(3)	11,153,162

$10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	$5,137,478
8,965	Colorado Water Resources and Power Development Authority, (MBIA), 4.50%, 11/15/35	9,020,045
40,000	East Bay, CA, Municipal Utility District Water System, (MBIA), 5.00%, 6/1/35	43,026,800
8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	2,808,640
16,445	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	16,959,564
13,750	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32 (8)	13,764,438
5,550	Loudoun County, VA, Sanitation Authority, (MBIA), 4.50%, 1/1/35	5,590,571
6,440	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	6,516,636
		$126,329,853
	Lease Revenue/Certificates of Participation — 0.3%
6,955	Fairfax County, VA, Economic Development Authority, (School Board Central Administration Building), 4.50%, 4/1/35	6,973,639
		$6,973,639
	Nursing Home — 2.3%
4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31	4,273,726
9,880	Hillsborough County, FL, IDA, (Tampa Bay Retirement Center), 7.00%, 6/1/25 (9)	5,607,098
2,755	Lackawanna County, PA, IDA, (Edella Street Associates), 8.875%, 9/1/14	2,754,890
13,250	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,321,020
11,505	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,560,080
10,950	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,401,186
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,455,760
2,185	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,186,180
3,890	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,715,923
		$55,275,863
	Other Revenue — 7.3%
22,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	23,955,580
10,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20	11,071,500

$1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	$1,659,750
26,400	Capital Trust Agency, FL, (Seminole Tribe Convention), 10.00%, 10/1/33	29,435,208
7,695	Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/13	7,712,160
10,950	Golden Tobacco Securitization Corp., CA, Variable Rate, 8.169%, 6/1/43 (3)(4)	13,152,483
10,000	Golden Tobacco Securitization Corp., CA, Variable Rate, 8.406%, 6/1/33 (3)(4)	12,111,300
11,300	Golden Tobacco Securitization Corp., CA, Variable Rate, 8.656%, 6/1/38 (3)(4)	13,827,697
10,200	Orange County, NC, (Community Activity Corp.), 8.00%, 3/1/24 (5)	3,814,698
8,400	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	8,796,228
10,885	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	12,231,039
20,700	Tobacco Settlement Financing Corp., NJ, Variable Rate, 11.342%, 6/1/39 (3)(4)(6)	25,819,524
12,000	Tobacco Settlement Financing Corp., VA, Variable Rate, 10.484%, 6/1/37 (1)(3)	13,031,760
		$176,618,927
	Pooled Loans — 1.2%
25,535	Rickenbacker, OH, Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	28,569,324
		$28,569,324
	Senior Living / Life Care — 4.4%
11,650	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	11,876,243
9,595	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	9,807,241
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (9)	4,857,149
16,415	Bell County, TX, Health Facilities Authority, (Care Institute, Inc. - Texas), 9.00%, 11/1/24	15,722,944
3,060	Chester, PA, IDA, (Senior Life-Choice of Kimberton), (AMT), 8.50%, 9/1/25	3,155,870
11,570	De Kalb County, GA, Private Hospital Authority, (Atlanta, Inc.), 8.50%, 3/1/25 (9)	4,739,651
6,680	Glen Cove, NY, IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (9)	6,678,196
13,835	Illinois Development Finance Authority, (Care Institute, Inc. - Illinois), 7.80%, 6/1/25	14,220,028
1,600	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.375%, 11/15/09	1,576,960
9,345	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25 (9)	5,126,947
12,150	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	11,372,886

$800	North Miami, FL, Health Facilities Authority, (Imperial Club), 9.00%, 1/1/12 (5)	$81,520
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23	7,326,361
12,140	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24 (9)	9,077,321
		$105,619,317
	Special Tax Revenue — 3.4%
22,500	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/29	25,555,950
25,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/31	28,382,250
6,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	6,401,040
10,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	10,832,500
1,815	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	1,955,064
3,000	Tri-County, OR, Metropolitan Transportation District, Variable Rate, 7.41%, 8/1/19 (3)(4)	3,467,190
4,405	University Square, FL, Community Development District, 6.75%, 5/1/20	4,663,441
		$81,257,435
	Transportation — 2.9%
30,845	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	31,609,648
36,950	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	39,276,742
		$70,886,390
	Water and Sewer — 0.3%
5,480	California Water Resources, (Central Valley), Variable Rate, 13.484%, 12/1/24 (3)(4)	6,229,774
		$6,229,774
	Total Tax-Exempt Investments — 102.0% (identified cost $2,225,086,126)	$2,466,780,326
	Other Assets, Less Liabilities — (2.0)%	$(47,193,596)
	Net Assets — 100.0%	$2,419,586,730

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

At June 30, 2005, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	19.4%
Others, representing less than 10% individually	82.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 30.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.3% to 11.1% of total investments.

(1)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $308,573,268 or 12.8% of the Fund’s net assets.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(5)	Defaulted bond.
(6)	Security is subject to a shortfall and forebearance agreement.
(7)	When-issued security.
(8)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(9)	Security is in default and making only partial interest payments.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
09/05	7,000 U.S. Treasury Bond	Short	(817,786,938)	(831,250,000)	$(13,463,062)

At June 30, 2005, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services whereby the Fund makes bi-annual payments at a fixed rate equal to 5.252% on the notional amount of $125,000,000. In exchange, the Fund receives semi annual payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is July 15, 2005. The value of the contract, which terminates July 15, 2025, is recorded as a payable for open swap contracts of $10,507,828 on June 30, 2005.

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,216,852,994
Gross unrealized appreciation	$289,668,559
Gross unrealized depreciation	(39,741,227)
Net unrealized appreciation	$249,927,332

Eaton Vance New York Municipals Fund                                                                                          as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal
Amount
(000’s omitted)	Security	Value
	Cogeneration — 1.2%
$4,250	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,291,905
		$4,291,905
	Education — 18.3%
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	10,366,090
3,730	New York Dormitory Authority, (City University), 7.50%, 7/1/10	4,126,462
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	11,094,252
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19 (1)	21,263,251
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	16,820,491
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,333,740
		$66,004,286
	Electric Utilities — 8.0%
1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	1,584,825
4,000	Long Island Power Authority, Electric System Revenue, 5.375%, 9/1/25	4,356,000
7,200	Long Island Power Authority, Electric System Revenue, 5.50%, 12/1/23	7,660,152
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 10.933%, 7/1/26 (2)	2,774,675
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,308,100
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,147,520
4,900	Suffolk County, IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	5,152,693
		$28,983,965
	Escrowed / Prerefunded — 4.1%
1,195	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/09, 5.50%, 5/1/25	1,318,503
250	New York City, Prerefunded to 5/15/10, 6.00%, 5/15/30	286,177
2,780	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	2,979,131
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	10,306,914
		$14,890,725

1

	General Obligations — 3.9%
$2,500	New York , 4.50%, 3/15/35	$2,515,500
2,250	New York City, 5.25%, 8/15/26	2,449,687
5,755	New York City, 5.25%, 9/15/33	6,211,141
2,500	New York City, 5.375%, 12/1/26	2,687,700
385	New York City, 6.00%, 5/15/30	427,916
		$14,291,944
	Health Care - Miscellaneous — 0.3%
380	New York City IDA, (A Very Special Place), 5.75%, 1/1/29	345,055
235	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	257,511
100	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	109,579
290	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	317,779
250	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	273,947
		$1,303,871
	Hospital — 7.7%
1,120	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	1,178,878
3,170	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	3,304,313
3,000	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,945,790
2,000	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	2,089,360
910	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	1,003,912
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,751,145
1,250	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/24	1,343,188
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,145,220
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,809,620
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,028,370
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,349,450
		$27,949,246

2

	Housing — 4.6%
$10,350	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$10,717,218
5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,882,303
		$16,599,521
	Industrial Development Revenue — 1.9%
3,500	New York City Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	3,341,870
1,975	Onondaga County IDA, (Senior Air Cargo) (AMT), 6.125%, 1/1/32	2,044,520
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,618,560
		$7,004,950
	Insured-Education — 8.3%
5,000	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	5,829,250
9,205	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	11,226,418
6,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/40	7,422,360
2,500	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 18.715%, 7/1/27 (3)(4)	5,439,750
		$29,917,778
	Insured-Electric Utilities — 0.8%
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (2)(3)	878,940
1,500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 10.62%, 7/1/29 (3)(4)	1,886,820
		$2,765,760
	Insured-Escrowed / Prerefunded — 1.7%
5,045	New York City Trust Cultural Resources, (Museum of History), Prerefunded to 7/1/09, (AMBAC), Variable Rate, 12.129%, 7/1/29 (3)(4)	6,045,878
		$6,045,878
	Insured-General Obligations — 0.9%
700	Jamestown, (AMBAC), 7.10%, 3/15/11	841,071
675	Jamestown, (AMBAC), 7.10%, 3/15/12	831,519
675	Jamestown, (AMBAC), 7.10%, 3/15/13	843,737
515	Jamestown, (AMBAC), 7.10%, 3/15/14	654,740
		$3,171,067

3

	Insured-Hospital — 2.1%
$4,715	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/27	$1,809,617
17,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/30	5,810,950
		$7,620,567
	Insured-Lease Revenue / Certificates of Participation — 0.5%
1,367	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 10.745%, 7/1/36 (3)(4)	1,795,704
		$1,795,704
	Insured-Other Revenue — 1.2%
4,000	New York City Trust Cultural Resource, (American Museum of Natural History, (MBIA), 5.00%, 7/1/44	4,243,080
		$4,243,080
	Insured-Solid Waste — 1.3%
4,495	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09	4,599,059
		$4,599,059
	Insured-Special Tax Revenue — 6.8%
8,740	New York Dormitory Authority, (AMBAC), 5.50%, 3/15/25	10,481,969
7,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,785,660
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	961,639
2,950	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.505%, 7/1/28 (2)(3)	3,329,223
1,225	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (3)(4)	1,461,205
30,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	5,396,700
		$24,416,396
	Insured-Transportation — 1.7%
3,165	Monroe County, Airport Authority, (MBIA), (AMT), Variable Rate, 9.103%, 1/1/19 (2)(3)	4,284,777
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 8.60%, 4/1/29 (2)(3)	2,027,778
		$6,312,555
	Insured-Water and Sewer — 0.6%
2,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38	2,120,440
		$2,120,440

4

	Lease Revenue / Certificates of Participation — 9.2%
$27,940	New York Urban Development Corp., 5.70%, 4/1/20	$33,209,763
		$33,209,763
	Other Revenue — 1.9%
2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	2,091,900
3,500	Puerto Rico Infrastructure Financing Authority, Escrow Fund, Variable Rate, 11.589%, 10/1/32 (3)(4)	4,631,900
		$6,723,800
	Senior Living / Life Care — 1.0%
2,670	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (5)	2,669,279
800	Mount Vernon IDA, (Wartburg Senior Housing, Inc. - Meadowview), 6.20%, 6/1/29	819,128
		$3,488,407
	Solid Waste — 1.8%
6,000	Niagra County, IDA, (American Ref-Fuel Co., LLC), (AMT), 5.45%, 11/15/26	6,487,620
		$6,487,620
	Special Tax Revenue — 1.3%
3,600	New York City Transitional Finance Authority, 4.75%, 11/1/23	3,732,264
790	New York City Transitional Finance Authority, (Future Tax), 5.50%, 5/1/25	854,314
		$4,586,578
	Transportation — 6.6%
1,500	Metropolitan Transportation Authority, 5.25%, 11/15/31	1,605,315
3,500	Metropolitan Transportation Authority, 5.25%, 11/15/32	3,783,990
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	3,080,975
8,150	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	8,352,039
3,800	Port Authority of New York and New Jersey, (AMT), Variable Rate, 6.955%, 6/15/33 (2)(3)	3,960,170
3,040	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	3,183,853
		$23,966,342
	Water and Sewer — 1.6%
5,650	New York State Environmental Facilites Corp., 4.50%, 11/15/34	5,697,291
		$5,697,291
	Total Tax-Exempt Investments — 99.3% (identified cost $319,695,816)	$358,488,498
	Other Assets, Less Liabilities — 0.7%	$2,504,493
	Net Assets — 100.0%	$360,992,991

5

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 25.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 16.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $35,742,145 or 9.9% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(5)	Security is in default and making only partial interest payments.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration	Aggregate				Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
09/05	771 U.S. Treasury Bond	Short	$(90,167,583)	$(91,556,250)	$(1,388,667)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$319,213,584
Gross unrealized appreciation	$39,319,238
Gross unrealized depreciation	(44,324)
Net unrealized appreciation	$39,274,914

6

Eaton Vance Ohio Municipals Fund                                                                                                    as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.9%

Principal
Amount
(000’s omitted)	Security	Value
	Cogeneration — 1.3%
$2,205	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$2,234,349
		$2,234,349
	Education — 5.8%
550	Ohio Higher Educational Facilities Authority, (Case Western University), 6.50%, 10/1/20	693,583
5,875	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 7.42%, 10/1/29 (1)(2)	6,344,119
2,500	Ohio Higher Educational Facilities, (Case Western Reserve University), 5.50%, 10/1/21	2,790,550
		$9,828,252
	Electric Utilities — 1.2%
2,000	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	2,110,160
		$2,110,160
	General Obligations — 1.4%
1,550	Cincinnati, 4.50%, 12/1/35 (3)	1,550,682
765	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	767,096
		$2,317,778
	Hospital — 11.3%
1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	1,457,284
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,190,650
2,070	Highland County, (Township Hospital), 6.75%, 12/1/29	2,177,536
1,000	Mahoning County Ohio Hospital Facility, (Forum Health Obligation Group), 6.00%, 11/15/32	1,098,090
3,800	Miami, (Upper Valley Medical Center), 6.375%, 5/15/26	3,939,156
4,250	Parma, (Parma Community General Hospital Association), 5.375%, 11/1/29	4,392,630
2,500	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	2,741,875
		$18,997,221
	Housing — 2.5%
4,000	Franklin County, (Tuttle Park), (FHA), (AMT), 6.60%, 3/1/36	4,279,840
		$4,279,840

1

	Industrial Development Revenue — 9.7%
$6,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$5,154,454
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	3,096,693
2,500	Ohio Environmental Facilities, (Ford Motor), (AMT), 6.15%, 6/1/30	2,493,825
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,249,190
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,332,720
		$16,326,882
	Insured-Education — 6.7%
2,500	Cleveland-Cuyahoga County Port Authority, (Cleveland State University), (AMBAC), 4.50%, 8/1/36 (4)	2,506,750
1,250	Cleveland-Cuyahoga County Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	1,351,787
1,000	Cleveland-Cuyahoga County Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/23	1,073,700
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33 (1)(5)	832,510
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,387,878
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,208,680
		$11,361,305
	Insured-Electric Utilities — 6.6%
2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	2,047,340
4,445	Ohio Air Quality Development Authority, (Ohio Power), RITES, (AMBAC), Variable Rate, 10.451%, 5/1/26 (1)(5)	5,319,776
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,190,910
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	938,975
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,690,050
		$11,187,051
	Insured-Escrowed/Prerefunded — 1.8%
495	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	524,537
2,000	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 8.92%, 1/1/29 (1)(2)	2,494,180
		$3,018,717
	Insured-General Obligations — 9.2%
1,500	Amherst School District, (FGIC), 5.00%, 12/1/26	1,581,090
1,250	Athens City School District, (FSA), 6.00%, 12/1/24	1,422,662
1,400	Bridgeport Exempt Village School District, (FSA), 4.75%, 12/1/31	1,433,600

2

$2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	$684,950
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	1,063,870
1,895	Jefferson County, (AMBAC), 4.75%, 12/1/29	1,946,373
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,271,285
1,500	Lima City School District, (AMBAC), 6.00%, 12/1/22	1,727,790
1,300	Minerva Local School District, (Classroom Facility), (MBIA), 5.30%, 12/1/29	1,421,485
800	Norwalk City School District, (AMBAC), 4.75%, 12/1/26	816,424
1,500	Pickerington Local School District, (FGIC), 0.00%, 12/1/16	942,600
1,000	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	1,107,160
		$15,419,289
	Insured-Hospital — 2.9%
1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children’s Hospital Medical Center), (FSA), 5.25%, 11/15/25	1,083,730
500	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	529,835
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,369,056
1,845	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	1,954,169
		$4,936,790
	Insured-Lease Revenue / Certificates of Participation — 2.0%
3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), 5.25%, 12/1/30	3,290,310
		$3,290,310
	Insured-Solid Waste — 1.7%
2,620	Central Ohio Solid Waste Authority, (AMBAC), 5.00%, 12/1/25	2,786,815
		$2,786,815
	Insured-Special Tax Revenue — 6.3%
3,000	Hamilton County Sales Tax, (AMBAC), 5.25%, 12/1/32	3,243,180
2,490	Hamilton County Sales Tax, (MBIA), 5.00%, 12/1/27	2,617,563
1,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	395,384
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	137,045
1,350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.505%, 7/1/28 (1)(2)	1,523,542
1,575	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (1)(5)	1,878,692
5,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	779,000
		$10,574,406

3

	Insured-Transportation — 6.0%
$7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	$8,323,280
1,750	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,855,595
		$10,178,875
	Nursing Home — 6.5%
1,305	Cuyahoga County Health Care Facilities, (Maple Care Center) (GNMA), (AMT), 8.00%, 8/20/16	1,463,427
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 6.10%, 9/20/16	1,337,345
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 9.55%, 3/20/32	8,069,331
		$10,870,103
	Other Revenue — 2.4%
3,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 11.589%, 10/1/32 (1)(5)	3,970,200
		$3,970,200
	Pooled Loans — 7.0%
315	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	316,188
2,260	Ohio Economic Development Commission, (J J & W LP), (AMT), 6.70%, 12/1/14	2,317,088
960	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	982,906
7,250	Rickenbacker Port Authority Capital Funding (Oasbo), 5.375%, 1/1/32	8,111,518
		$11,727,700
	Senior Living / Life Care — 0.6%
1,000	Allen County Lima, (Convalescent Home Foundation), (GNMA), 6.40%, 1/1/21	1,002,730
40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	40,128
		$1,042,858
	Special Tax Revenue — 2.7%
750	Cleveland-Cuyahoga County Port Authority, 5.125%, 5/15/25	757,470
2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	2,157,500
1,415	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,652,055
		$4,567,025
	Transportation — 3.0%
750	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	785,490
3,990	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	4,241,250
		$5,026,740

4

	Water and Sewer — 1.3%
$2,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	$2,140,220
		$2,140,220
	Total Tax-Exempt Investments — 99.9% (identified cost $151,354,249)	$168,192,886
	Other Assets, Less Liabilities — 0.1%	$95,504
	Net Assets — 100.0%	$168,288,390

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2005, 43.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.1% to 14.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $22,363,019 or 13.3% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	When-issued security.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.

5

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	190 U.S. Treasury Bond	Short	$(22,155,231)	$(22,562,500)	$(407,269)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$151,246,139
Gross unrealized appreciation	$16,970,335
Gross unrealized depreciation	(23,588)
Net unrealized appreciation	$16,946,747

6

Eaton Vance Rhode Island Municipals Fund                                                                                    as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%

Principal
Amount
(000’s omitted)	Security	Value
	Education — 7.1%
$500	Rhode Island HEFA, (Brown University), 4.75%, 9/1/33	$512,630
2,105	Rhode Island HEFA, (Brown University), 4.75%, 9/1/37	2,159,056
400	Rhode Island HEFA, (Higher Education Facility-Brown University), 5.00%, 9/1/23	428,428
500	Rhode Island HEFA, (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	524,500
		$3,624,614
	Electric Utilities — 2.0%
900	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29 (1)(2)	1,010,925
		$1,010,925
	Escrowed / Prerefunded — 1.4%
555	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, 6.375%, 8/1/22	724,725
		$724,725
	General Obligations — 0.3%
225	Puerto Rico, 0.00%, 7/1/16	145,681
		$145,681
	Hospital — 6.2%
1,000	Rhode Island HEFA, (Hospital Financing-Lifespan Obligation Group), 6.50%, 8/15/32	1,121,020
500	Rhode Island HEFA, (Newport Hospital), 5.30%, 7/1/29	514,835
725	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	727,516
830	Rhode Island HEFA, (Westerly Hospital), 6.00%, 7/1/14	814,479
		$3,177,850
	Housing — 2.1%
900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	911,682
135	Rhode Island Housing and Mortgage Finance Corp., (AMT), 7.55%, 10/1/22	135,163
		$1,046,845
	Insured-Education — 21.2%
2,145	Rhode Island HEFA, (Bryant College), (AMBAC), 5.00%, 12/1/31	2,247,381
900	Rhode Island HEFA, (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	961,452
1,575	Rhode Island HEFA, (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,635,874

1

$1,000	Rhode Island HEFA, (Providence College), (XLCA), 5.00%, 11/1/24	$1,058,250
1,000	Rhode Island HEFA, (Rhode Island College), (AMBAC), 5.625%, 9/15/30	1,106,650
1,600	Rhode Island HEFA, (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,691,504
500	Rhode Island HEFA, (Roger Williams College), (AMBAC), 5.00%, 11/15/24	533,550
1,000	Rhode Island HEFA, (University of Rhode Island), (AMBAC), 5.70%, 9/15/30	1,110,190
500	Rhode Island HEFA, (University of Rhode Island), (MBIA), 5.50%, 9/15/19	548,980
		$10,893,831
	Insured-Electric Utilities — 3.1%
1,125	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	718,560
300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (1)(3)	457,362
335	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 10.624%, 7/1/29 (1)(3)	421,390
		$1,597,312
	Insured-Escrowed/Prerefunded — 6.8%
1,000	North Kingstown, Prerefunded to 10/1/09, (FGIC), 5.875%, 10/1/25 (4)	1,123,810
335	Rhode Island and Providence Plantations, Prerefunded to 6/1/11, (FGIC), 5.375%, 6/1/19	374,805
230	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (FSA), 5.75%, 8/1/21	282,504
500	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/09	554,220
1,000	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/12	1,157,610
		$3,492,949
	Insured-General Obligations — 7.3%
600	North Kingstown, (FGIC), 5.00%, 10/1/25	648,186
1,000	Providence, (FGIC), 5.00%, 1/15/26	1,052,940
500	Puerto Rico, (FSA), Variable Rate, 10.84%, 7/1/27 (1)(3)	635,075
575	Warwick, (AMBAC), 5.00%, 7/15/21	620,586
750	Woonsocket, (AMBAC), 5.00%, 3/1/35	799,387
		$3,756,174
	Insured-Hospital — 3.9%
1,900	Rhode Island HEFA, (Lifespan), (MBIA), 5.25%, 5/15/26	2,004,861
		$2,004,861

2

	Insured-Housing — 3.1%
$540	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	$553,597
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,042,380
		$1,595,977
	Insured-Lease Revenue / Certificates of Participation — 4.3%
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	1,068,780
1,050	Rhode Island HEFA, (Higher Education Facilities), (MBIA), 5.00%, 9/15/23	1,117,126
		$2,185,906
	Insured-Solid Waste — 1.5%
750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	782,992
		$782,992
	Insured-Special Tax Revenue — 9.6%
2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	2,567,950
610	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	219,258
325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	75,491
2,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	424,996
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.505%, 7/1/28 (1)(2)	1,128,550
420	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (1)(3)	500,984
		$4,917,229
	Insured-Transportation — 4.1%
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,060,340
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	1,057,540
		$2,117,880
	Insured-Water and Sewer — 2.0%
615	Rhode Island Clean Water Finance Agency, (MBIA), 5.00%, 10/1/28	649,637
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	395,483
		$1,045,120

3

	Nursing Home — 5.6%
$500	Rhode Island HEFA, (Roger Williams Realty), 6.50%, 8/1/29	$561,735
1,275	Rhode Island HEFA, (Steere House), 5.80%, 7/1/20	1,278,149
1,000	Rhode Island HEFA, (Tockwotton Home), 6.25%, 8/15/22	1,014,890
		$2,854,774
	Other Revenue — 1.8%
250	Central Falls Detention Facility Corp., 7.25%, 7/15/35	254,313
515	Puerto Rico Infrastructure Financing Authority, Variable Rate, 11.589%, 10/1/32 (1)(3)	681,551
		$935,864
	Special Tax Revenue — 4.0%
1,500	Providence, Tax Increment, 7.65%, 6/1/16	1,533,105
500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	534,740
		$2,067,845
	Transportation — 0.6%
295	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	313,553
		$313,553
	Water and Sewer — 1.1%
500	Rhode Island Clean Water, PCR, 5.00%, 10/1/22	537,365
		$537,365
	Total Tax-Exempt Investments — 99.1% (identified cost $46,643,327)	$50,830,272
	Other Assets, Less Liabilities — 0.9%	$469,355
	Net Assets — 100.0%	$51,299,627

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 67.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.0% to 28.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $4,835,837 or 9.4% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/05	135 U.S. Treasury Bond	Short	$(15,773,473)	$(16,031,250)	$(257,777)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$46,576,432
Gross unrealized appreciation	$4,254,920
Gross unrealized depreciation	(1,080)
Net unrealized appreciation	$4,253,840

5

Eaton Vance West Virginia Municipals Fund                                                                                    as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Principal
Amount
(000’s omitted)	Security	Value
	Education — 2.8%
$750	Sheperd College Board of Governors, 5.125%, 12/1/33	$785,122
		$785,122
	Electric Utilities — 1.8%
500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	515,540
		$515,540
	Escrowed / Prerefunded — 13.8%
2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	1,586,900
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,298,278
		$3,885,178
	Insured-Education — 13.9%
750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	791,332
500	Shepherd University Board of Governors, (Residence Facilities), (MBIA), 5.00%, 6/1/35	530,700
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	474,956
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	533,355
1,000	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/34 (1)	1,062,920
500	West Virginia University, (FGIC), 4.75%, 10/1/35	514,110
		$3,907,373
	Insured-Electric Utilities — 7.1%
450	Marshall PCR, (Ohio Power), (MBIA), 5.45%, 7/1/14	455,508
250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	263,697
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	1,066,650
150	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (2)(3)	228,681
		$2,014,536
	Insured-General Obligations — 12.9%
1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	1,065,110
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	268,407
190	Puerto Rico, (FSA), 5.125%, 7/1/30	203,399

1

$300	Puerto Rico, (FSA), Variable Rate, 10.84%, 7/1/27 (2)(3)	$381,045
500	West Virginia School Building Authority, (AMBAC), 5.60%, 7/1/17	534,560
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	917,830
250	West Virginia, (FGIC), 5.75%, 11/1/21	264,250
		$3,634,601
	Insured-Hospital — 11.2%
500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), 5.25%, 4/1/28	533,515
500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	541,485
850	West Virginia Health Facilities Authority, (Charleston Area Medical Center), (MBIA), 5.75%, 9/1/13	871,106
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,203,072
		$3,149,178
	Insured-Lease Revenue / Certificates of Participation — 3.7%
500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	530,675
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	525,870
		$1,056,545
	Insured-Special Tax Revenue — 6.3%
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.505%, 7/1/28 (2)(4)	677,130
910	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2)(3)	1,085,466
		$1,762,596
	Insured-Transportation — 1.0%
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	288,068
		$288,068
	Insured-Water and Sewer — 17.0%
250	Berkeley Public Service District Sewer, (MBIA), 5.75%, 10/1/25	263,068
500	Crab Orchard - MacArthur Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	524,295
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	528,630
1,000	Parkersburg Waterworks and Sewer, (FSA), 5.80%, 9/1/19	1,052,730
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	802,988
500	West Virginia Water Development, (Loan Program II), (AMBAC), 5.00%, 11/1/33	531,200
500	West Virginia Water Development, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	544,375
500	West Virginia Water Development, (Loan Program IV), (FSA), 5.00%, 11/1/44	530,430
		$4,777,716

2

	Lease Revenue/Certificates of Participation — 1.5%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$418,276
		$418,276
	Transportation — 4.9%
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,062,200
300	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	318,867
		$1,381,067
	Total Tax-Exempt Investments — 97.9% (identified cost $25,383,285)	$27,575,796
	Other Assets, Less Liabilities — 2.1%	$590,907
	Net Assets— 100.0%	$28,166,703

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by West Virginia municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2005, 74.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.8% to 25.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $2,372,322 or 8.4% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.

3

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	75 U.S. Treasury Bond	Short	$(8,763,041)	$(8,906,250)	$(143,209)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$25,341,035
Gross unrealized appreciation	$2,234,761
Gross unrealized depreciation	—
Net unrealized appreciation	$2,234,761

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 23, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 23, 2005